Equity - Noncontrolling Interest (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of activity for noncontrolling interests
Beginning balance	$ 76	$ 84
Distributions to noncontrolling interests	(50)	(11)	$ (11)
Other comprehensive income	(641)	108	841
Ending balance	1,208	76	84
Non- controlling Interests
Schedule of activity for noncontrolling interests
Beginning balance	76	84	98	$ 139
Distributions to noncontrolling interests	(50)	(11)	(11)	(11)
Other comprehensive income	(2)
Ending balance	1,208	76	84	98
Griffin Capital Essential Asset REIT, Inc. [Member]
Noncontrolling Interest [Line Items]
Issuance of limited partnership units			11,941	7,282
Schedule of activity for noncontrolling interests
Beginning balance	31,105
Distributions to noncontrolling interests	(3,267)	(4,369)	(4,124)	(3,150)
Allocated distributions to noncontrolling interests subject to redemption	(10)	(13)	(11)	(10)
Net income	17,275	145,777	26,197	(3,888)
Other comprehensive income	7,500	7,356	2,274	(6,560)
Ending balance	28,723	31,105
Griffin Capital Essential Asset REIT, Inc. [Member] | Non- controlling Interests
Noncontrolling Interest [Line Items]
Issuance of limited partnership units		0	11,941	7,282
Schedule of activity for noncontrolling interests
Beginning balance	31,105	30,114	21,318	17,478
Distributions to noncontrolling interests	(3,267)	(4,369)	(4,124)	(3,150)
Allocated distributions to noncontrolling interests subject to redemption	(10)	(13)	(11)	(10)
Net income	671	5,120	912	(138)
Other comprehensive income	$ 224	253	78	(144)
Ending balance		$ 31,105	$ 30,114	$ 21,318